Share-Based Payments - Calculation of fair value of option program (Details) - SEK (kr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payments
Number of Shares covered by Options	6,098,730
Total number of delivery of shares	7,000,000
Share-based payments	kr 50,560,000	kr 34,549,000	kr 24,737,000
Provisions attributable to changes in social security costs (Share-based payments)	20,701,000	234,000	9,992,000
Total cost	kr 71,261,000	kr 34,783,000	kr 34,729,000
ESOP 2020
Share-Based Payments
Percentage of weighted average share price	115.00%
ESOP 2020:1
Share-Based Payments
Fair Value upon Issue of the Options	kr 22.14
Exercise price	kr 121.43
Volatility	39.60%
Number of Shares covered by Options	829,564
ESOP 2020:2
Share-Based Payments
Fair Value upon Issue of the Options	kr 22.50
Exercise price	kr 116.78
Volatility	41.60%
Number of Shares covered by Options	104,000
ESOP 2020:3
Share-Based Payments
Fair Value upon Issue of the Options	kr 30.41
Exercise price	kr 145.07
Volatility	44.30%
Number of Shares covered by Options	37,000
ESOP 2020:4
Share-Based Payments
Fair Value upon Issue of the Options	kr 30.41
Exercise price	kr 141.26
Volatility	45.20%
Number of Shares covered by Options	394,166
ESOP 2021:1
Share-Based Payments
Fair Value upon Issue of the Options	kr 35.88
Exercise price	kr 140.71
Volatility	46.00%
Number of Shares covered by Options	487,000
ESOP 2021:2
Share-Based Payments
Fair Value upon Issue of the Options	kr 25.72
Exercise price	kr 109.38
Volatility	47.52%
Number of Shares covered by Options	329,500
ESOP 2021:3
Share-Based Payments
Fair Value upon Issue of the Options	kr 27.64
Exercise price	kr 93.77
Volatility	43.84%
Number of Shares covered by Options	618,000
ESOP 2022:1
Share-Based Payments
Fair Value upon Issue of the Options	kr 26.57
Exercise price	kr 94.66
Volatility	45.14%
Number of Shares covered by Options	1,016,500
ESOP 2022:2
Share-Based Payments
Fair Value upon Issue of the Options	kr 35.90
Exercise price	kr 116.38
Volatility	53.84%
Number of Shares covered by Options	455,000
ESOP 2022:3
Share-Based Payments
Fair Value upon Issue of the Options	kr 39.91
Exercise price	kr 128.54
Volatility	58.24%
Number of Shares covered by Options	413,000
ESOP 2023:1
Share-Based Payments
Fair Value upon Issue of the Options	kr 40.76
Exercise price	kr 97.80
Volatility	57.74%
Number of Shares covered by Options	965,000
ESOP 2023:2
Share-Based Payments
Fair Value upon Issue of the Options	kr 48.84
Exercise price	kr 118.02
Volatility	59.17%
Number of Shares covered by Options	450,000